                                United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                  Form N-CSR
  Certified Shareholder Report of Registered Management Investment Companies

                                   811-4577

                     (Investment Company Act File Number)

                      Federated Income Securities Trust
       ---------------------------------------------------------------

              (Exact Name of Registrant as Specified in Charter)

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000

                                (412) 288-1900
                       (Registrant's Telephone Number)

                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End: 3/31/06

              Date of Reporting Period: Six months ended 9/30/05
                                        ------------------------

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Fund for U.S. Government Securities

Established 1969

A Portfolio of Federated Income Securities Trust

36TH SEMI-ANNUAL SHAREHOLDER REPORT

September 30, 2005

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2005		2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$7.73		$7.93		$7.97		$7.77		$7.82		$7.48
Income From Investment Operations:
Net investment income	0.17	[1]	0.34	[1,2]	0.33	[1,2]	0.40	[1,2]	0.44	[1,2,3]	0.46	[1,2]
Net realized and unrealized gain (loss) on investments	(0.02)		(0.19	) [2]	(0.04	) [2]	0.24	[2]	(0.02	) [2,3]	0.36	[2]
TOTAL FROM INVESTMENT OPERATIONS	0.15		0.15		0.29		0.64		0.42		0.82
Less Distributions:
Distributions from net investment income	(0.18)		(0.35	) [2]	(0.33	) [2]	(0.44	) [2]	(0.47	) [2]	(0.48	) [2]
Net Asset Value, End of Period	$7.70		$7.73		$7.93		$7.97		$7.77		$7.82
Total Return [4]	1.88%		1.96%		3.70%		8.36%		5.53%		11.32%

Ratios to Average Net Assets:
Net expenses	0.79	% [5]	0.91%		0.86%		0.88%		0.94%		1.03%
Net investment income	4.44	% [5]	4.33	% [2]	4.17	% [2]	5.06	% [2]	5.64	% [2,3]	6.07	% [2]
Expense waiver/reimbursement [6]	0.03	% [5]	0.02%		0.02%		0.02%		0.02%		0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$754,400		$777,354		$883,139		$997,941		$901,471		$898,897
Portfolio turnover	23%		73%		68%		300%		164%		145%

1 Based on average shares outstanding.

2 The Fund revised its estimation of income related to certain privately issued securities held by the Fund for the fiscal periods ended March 31, 2001, 2002, 2003, 2004, and 2005. As a result, and in accordance with generally accepted accounting principles, the Fund reduced its net investment income and increased (decreased) net realized and unrealized gain (loss) on investments. Due to the reduction in net investment income, a portion of the monthly dividend distributions it paid for the periods indicated has been attributed to paid-in capital and there was a reduction in the ratio of net investment income to average net assets for each of the fiscal years. This revision of estimated income did not impact the Fund's net assets or net asset value per share. The impact of the change for each of the fiscal years presented is as follows:

	2005	2004	2003	2002	2001
Net investment income per share	(0.02)	(0.01)	(0.01)	(0.01)	(0.02)
Net realized and unrealized gain (loss) per share	0.02	0.01	0.01	0.01	0.02
Ratio of net investment income to average net assets	(0.18)%	(0.13)%	(0.10)%	(0.08)%	(0.20)%
Amount of "Distributions from net investment income" attributed to paid-in capital	0.02	0.00 [7]	0.05	0.03	--

3 Effective April 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended March 31, 2002, this change had no effect on net investment income per share and net realized and unrealized gain/loss per share, and decreased the ratio of net investment income to average net assets from 5.66% to 5.64%. Per share, ratios and supplemental data for the periods prior to March 31, 2002 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2005		2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$7.73		$7.93		$7.97		$7.77		$7.82		$7.48
Income From Investment Operations:
Net investment income	0.15	[1]	0.28	[1,2]	0.27	[1,2]	0.34	[1,2]	0.39	[1,2,3]	0.41	[1,2]
Net realized and unrealized gain (loss) on investments	(0.04)		(0.19	) [2]	(0.04	) [2]	0.24	[2]	(0.02	) [2,3]	0.35	[2]
TOTAL FROM INVESTMENT OPERATIONS	0.11		0.09		0.23		0.58		0.37		0.76
Less Distributions:
Distributions from net investment income	(0.14)		(0.29	) [2]	(0.27	) [2]	(0.38	) [2]	(0.42	) [2]	(0.42	) [2]
Net Asset Value, End of Period	$7.70		$7.73		$7.93		$7.97		$7.77		$7.82
Total Return [4]	1.47%		1.17%		2.91%		7.55%		4.75%		10.47%

Ratios to Average Net Assets:
Net expenses	1.54	% [5]	1.68%		1.63%		1.65%		1.71%		1.80%
Net investment income	3.75	% [5]	3.56	% [2]	3.39	% [2]	4.25	% [2]	4.92	% [2,3]	5.32	% [2]
Expense waiver/reimbursement [6]	0.01	% [5]	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$223,516		$252,386		$349,850		$449,354		$225,495		$146,309
Portfolio turnover	23%		73%		68%		300%		164%		145%

1 Based on average shares outstanding.

2 The Fund revised its estimation of income related to certain privately issued securities held by the Fund for the fiscal periods ended March 31, 2001, 2002, 2003, 2004, and 2005. As a result, and in accordance with generally accepted accounting principles, the Fund reduced its net investment income and increased (decreased) net realized and unrealized gain (loss) on investments. Due to the reduction in net investment income, a portion of the monthly dividend distributions it paid for the periods indicated has been attributed to paid-in capital and there was a reduction in the ratio of net investment income to average net assets for each of the fiscal years. This revision of estimated income did not impact the Fund's net assets or net asset value per share. The impact of the change for each of the fiscal years presented is as follows:

	2005	2004	2003	2002	2001
Net investment income per share	(0.01)	(0.01)	(0.01)	--	(0.01)
Net realized and unrealized gain (loss) per share	0.01	0.01	0.01	--	0.01
Ratio of net investment income to average net assets	(0.18)%	(0.13)%	(0.10)%	(0.02)%	(0.22)%
Amount of "Distributions from net investment income" attributed to paid-in capital	0.01	0.00 [8]	0.04	0.02	--

3 Effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended March 31, 2002, this change had no effect on net investment income per share and net realized and unrealized gain/loss per share, and decreased the ratio of net investment income to average net assets from 4.94% to 4.92%. Per share, ratios and supplemental data for the periods prior to March 31, 2002 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

8 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2005		2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$7.73		$7.93		$7.97		$7.77		$7.82		$7.48
Income From Investment Operations:
Net investment income	0.15	[1]	0.28	[1,2]	0.27	[1,2]	0.34	[1,2]	0.39	[1,2,3]	0.41	[1,2]
Net realized and unrealized gain (loss) on investments	(0.03)		(0.19	) [2]	(0.04	) [2]	0.24	[2]	(0.03	) [2,3]	0.35	[2]
TOTAL FROM INVESTMENT OPERATIONS	0.12		0.09		0.23		0.58		0.36		0.76
Less Distributions:
Distributions from net investment income	(0.15)		(0.29	) [2]	(0.27	) [2]	(0.38	) [2]	(0.41	) [2]	(0.42	) [2]
Net Asset Value, End of Period	$7.70		$7.73		$7.93		$7.97		$7.77		$7.82
Total Return [4]	1.49%		1.17%		2.91%		7.55%		4.73%		10.48%

Ratios to Average Net Assets:
Net expenses	1.54	% [5]	1.68%		1.63%		1.65%		1.71%		1.80%
Net investment income	3.75	% [5]	3.56	% [2]	3.39	% [2]	4.25	% [2]	4.92	% [2,3]	5.32	% [2]
Expense waiver/reimbursement [6]	0.01	% [5]	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$61,970		$70,798		$102,398		$128,524		$68,593		$52,687
Portfolio turnover	23%		73%		68%		300%		164%		145%

1 Based on average shares outstanding.

2 The Fund revised its estimation of income related to certain privately issued securities held by the Fund for the fiscal periods ended March 31, 2001, 2002, 2003, 2004, and 2005. As a result, and in accordance with generally accepted accounting principles, the Fund reduced its net investment income and increased (decreased) net realized and unrealized gain (loss) on investments. Due to the reduction in net investment income, a portion of the monthly dividend distributions it paid for the periods indicated has been attributed to paid-in capital and there was a reduction in the ratio of net investment income to average net assets for each of the fiscal years. This revision of estimated income did not impact the Fund's net assets or net asset value per share. The impact of the change for each of the fiscal years presented is as follows:

	2005	2004	2003	2002	2001
Net investment income per share	(0.01)	(0.01)	(0.01)	--	(0.01)
Net realized and unrealized gain (loss) per share	0.01	0.01	0.01	--	0.01
Ratio of net investment income to average net assets	(0.18)%	(0.13)%	(0.10)%	(0.02)%	(0.23)%
Amount of "Distributions from net investment income" attributed to paid-in capital	0.01	0.00 [8]	0.04	0.02	--

3 Effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended March 31, 2002, this change had no effect on net investment income per share and net realized gain/loss per share and decreased the ratio of net investment income to average net assets from 4.94% to 4.92%. Per share, ratios and supplemental data for the periods prior to March 31, 2002 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

8 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2005 to September 30, 2005.

ACTUAL EXPENSES

The first section of the tables below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period and to estimate the expenses that you would have incurred if the Fund's current expense ratios had been in effect throughout the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual and current expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the current expenses shown in the first table below are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the first table shown below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2005	Ending Account Value 9/30/2005	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,018.80	$4.61
Class B Shares	$1,000	$1,014.70	$8.48
Class C Shares	$1,000	$1,014.90	$8.49
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.51	$4.61
Class B Shares	$1,000	$1,016.65	$8.49
Class C Shares	$1,000	$1,016.65	$8.49

1 Expenses are equal to the Fund's annualized current expense ratios multiplied by the average account value over the period, multiplied by 183/365 (to reflect expenses paid using the current fees as if they had been in effect throughout the most recent one-half year period). This table shows the expenses based on the Fund's current expense ratios as if they had been in effect during the entire period. The annualized current expense ratios are as follows:

Class A Shares	0.91%
Class B Shares	1.68%
Class C Shares	1.68%

	Beginning Account Value 4/1/2005	Ending Account Value 9/30/2005	Expenses Paid During Period [2]
Actual:
Class A Shares	$1,000	$1,018.80	$4.00
Class B Shares	$1,000	$1,014.70	$7.78
Class C Shares	$1,000	$1,014.90	$7.78
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.16	$4.00
Class B Shares	$1,000	$1,017.30	$7.79
Class C Shares	$1,000	$1,017.30	$7.79

2 Expenses are equal to the Fund's annualized expense ratios in effect during the period multiplied by the average account value over the period, multiplied by 183/365 (to reflect expenses paid during the most recent one-half year period). The expense ratios for this Fund were reduced for a one-time expense adjustment during the most recent one-half year period. This table shows the actual expenses paid during the period. The annualized expense ratios in effect during the period were as follows:

Class A Shares	0.79%
Class B Shares	1.54%
Class C Shares	1.54%

Portfolio of Investments Summary Table

At September 30, 2005, the Fund's portfolio composition 1 was as follows:

Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	92.1%
Non-Agency Mortgage-Backed Securities	7.1%
Repurchase Agreements--Cash	2.3%
Repurchase Agreements--Collateral [2]	0.5%
Other Assets and Liabilities--Net [3]	(2.0)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Includes repurchase agreements purchased with cash collateral or proceeds received in securities lending and/or dollar roll transactions, as well as cash covering when issued and delayed delivery transactions.

3 See Statement of Assets and Liabilities

Portfolio of Investments

September 30, 2005 (unaudited)

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--91.3%
		Federal Home Loan Mortgage Corporation--38.7%
$69,545,405		4.500%, 1/1/2019 - 7/1/2019	$68,174,628
146,453,298		5.000%, 12/1/2017 - 4/1/2034	145,434,972
168,257,173	[1]	5.500%, 5/1/2016 - 10/1/2035	168,532,828
10,253,405	[1]	6.000%, 10/1/2017 - 10/1/2035	10,479,133
2,769,729		6.500%, 11/1/2028	2,864,181
1,551,126		7.000%, 12/1/2031	1,623,956
4,553,643		7.500%, 9/1/2013 - 9/1/2033	4,843,207
526,471		8.000%, 12/1/2029	565,545
770		11.000%, 12/1/2017	833
10,699		11.750%, 1/1/2011	11,955
145		12.500%, 10/1/2012	163
1,819		12.750%, 10/1/2013	1,959
473		13.750%, 1/1/2011	527
43		14.000%, 12/1/2012	51
1,530		14.750%, 8/1/2011	1,816
891		15.500%, 8/1/2011	1,016
		TOTAL	402,536,770
		Federal National Mortgage Association--44.7%
50,446,259		4.500%, 5/1/2019 - 7/1/2020	49,419,385
123,840,145		5.000%, 11/1/2019 - 8/1/2034	121,544,065
110,371,598	[1]	5.500%, 5/1/2018 - 1/1/2035	110,997,814
128,305,893		6.000%, 10/1/2028 - 10/1/2035	130,560,661
45,963,212		6.500%, 4/1/2029 - 10/1/2032	47,396,328
4,453,614		7.000%, 8/1/2028 - 1/1/2032	4,672,043
705,743		7.500%, 10/1/2029 - 10/1/2031	747,370
34,363		11.000%, 10/1/2010	37,768
4,844		11.750%, 10/1/2015	5,678
181		12.000%, 1/1/2013	202
6,404		12.750%, 3/1/2014 - 8/1/2014	7,573
1,998		13.000%, 8/1/2015	2,327
5,528		15.000%, 10/1/2012	6,711
		TOTAL	465,397,925
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--continued
		Government National Mortgage Association--7.9%
$21,315,757		5.000%, 4/15/2034 - 7/15/2034	$21,155,580
42,312,476		5.500%, 6/20/2034 - 5/20/2035	42,685,535
11,894,669		6.500%, 12/15/2031	12,411,343
4,019,290		7.500%, 12/15/2023 - 7/15/2030	4,294,649
623,143		8.250%, 5/15/2030 - 10/15/2030	670,609
153,507		8.375%, 8/15/2030	165,221
247,659		8.500%, 11/15/2029 - 12/15/2029	266,597
447		11.250%, 9/20/2015	523
54,298		11.750%, 7/15/2013	63,113
21,578		13.000%, 9/20/2014	26,086
		TOTAL	81,739,256
		Other--0.0%
97,146		Small Business Administration, 2.494%, 6/18/2007	2,332
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $945,646,324)	949,676,283
		COLLATERALIZED MORTGAGE OBLIGATIONS--6.0%
		Non-Agency Mortgage--6.0%
1,587,934		CHASE Mortgage Finance Corp. 2003-S11, Class 1A1, 5.000%, 10/25/2033	1,542,507
9,256,700		CHASE Mortgage Finance Corp. 2003-S14, Class 1A1, 5.000%, 1/25/2034	8,991,762
4,443,908		CHASE Mortgage Finance Corp. 2003-S15, Class 1A3, 6.000%, 1/25/2034	4,472,105
8,570,799		First Horizon Mortgage Pass-Through Trust 2003-5, Class 1A14, 5.500%, 7/25/2033	8,494,571
12,568,418		First Horizon Mortgage Pass-Through Trust 2004-AR6 REMIC 2004-AR6 4A1, 5.592%, 11/25/2034	12,645,013
16,525	[2]	Lehman Structured Securities Corp. 2001-GE3, Class A,.000%, 5/28/2018	11,568
1,060,410	[2]	Lehman Structured Securities Corp. 2002-GE1, Class A,.000%, 7/26/2024	933,161
3,885,500		Master Asset Securitization Trust 2003-8, Class 1A1, 5.500%, 9/25/2033	3,850,924
16,210,211		Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	7,619
11,266,855	[2]	Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	1,633,694
455,105		Structured Asset Securities Corp. 2001-8A, Class 1A1, 8.000%, 5/25/2031	456,163
3,029,642		Wells Fargo Mortgage Backed Securities Trust 2003-6, Class 1A1, 5.000%, 6/25/2018	3,007,865
8,394,648		Wells Fargo Mortgage Backed Securities Trust 2003-18, Class A1, 5.500%, 12/25/2033	8,319,867
7,795,190		Wells Fargo Mortgage Backed Securities Trust 2004-DD, Class 1A1, 4.630%, 1/25/2035	7,693,230
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $63,998,840)	62,060,049
Principal Amount			Value
		ADJUSTABLE-RATE MORTGAGES--0.8%
		Federal National Mortgage Association--0.8%
$8,924,834		4.431%, 5/1/2034, ARM (IDENTIFIED COST $8,949,586)	$8,776,182
		ASSET-BACKED SECURITIES--1.1%
		Home Equity Loan--0.2%
1,367	[2]	Long Beach Asset Holdings Corp. 2003-3, Class N1, 7.260%, 7/25/2033	1,368
1,819,645		Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.950%, 3/25/2015	1,813,731
		TOTAL	1,815,099
		Manufactured Housing--0.9%
13,000,000		Green Tree Financial Corp. 1993-4, Class B2, 8.550%, 1/15/2019	9,537,970
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $14,950,273)	11,353,069
		REPURCHASE AGREEMENTS--2.8%
24,185,000		Interest in $1,500,000,000 joint repurchase agreement 3.90%, dated 9/30/2005, under which Bank of America N.A. will repurchase a U.S. Government Agency security with a maturity of 9/1/2035 for $1,500,487,500 on 10/3/2005. The market value of the underlying security at the end of the period was $1,530,000,001.	24,185,000
5,000,000	[3,4]	Interest in $16,000,000 joint repurchase agreement 3.69%, dated 9/14/2005, under which Credit Suisse First Boston LLC will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 3/1/2035 for $16,047,560 on 10/13/2005. The market value of the underlying securities at the end of the period was $16,818,937.	5,000,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	29,185,000
		TOTAL INVESTMENTS--102.0% (IDENTIFIED COST $1,062,730,023) [5]	1,061,050,583
		OTHER ASSETS AND LIABILITIES - NET--(2.0)%	(21,165,082)
		TOTAL NET ASSETS--100%	$1,039,885,501

1 All or a portion of these securities are subject to dollar-roll transactions.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At September 30, 2005, these securities amounted to $2,579,791, which represents 0.2% of total net assets.

3 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Security held as collateral for dollar-roll transactions.

5 The cost of investments for federal tax purposes amounts to $1,062,730,023.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2005.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2005 (unaudited)

Assets:
Total investments in securities, at value (identified cost $1,062,730,023)		$1,061,050,583
Cash		447
Income receivable		5,055,039
Receivable for investments sold		23,981,966
Receivable for shares sold		685,025
Receivable from Adviser		715,487
TOTAL ASSETS		1,091,488,547
Liabilities:
Payable for investments purchased	$42,752,085
Payable for shares redeemed	1,971,078
Income distribution payable	1,012,554
Payable for dollar-roll transactions	5,103,906
Payable for distribution services fee (Note 5)	179,095
Payable for shareholder services fee (Note 5)	203,512
Accrued expenses	380,816
TOTAL LIABILITIES		51,603,046
Net assets for 134,981,759 shares outstanding		$1,039,885,501
Net Assets Consist of:
Paid-in capital		$1,092,447,822
Net unrealized depreciation of investments		(1,679,440)
Accumulated net realized loss on investments		(36,570,023)
Distributions in excess of net investment income		(14,312,858)
TOTAL NET ASSETS		$1,039,885,501

Statement of Assets and Liabilities - continued

September 30, 2005 (unaudited)

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($754,399,659 ÷ 97,917,514 shares outstanding), no par value, unlimited shares authorized	$7.70
Offering price per share (100/95.50 of $7.70) [1]	$8.06
Redemption proceeds per share	$7.70
Class B Shares:
Net asset value per share ($223,515,569 ÷ 29,017,332 shares outstanding), no par value, unlimited shares authorized	$7.70
Offering price per share	$7.70
Redemption proceeds per share (94.50/100 of $7.70) [1]	$7.28
Class C Shares:
Net asset value per share ($61,970,273 ÷ 8,046,913 shares outstanding), no par value, unlimited shares authorized	$7.70
Offering price per share (100/99.00 of $7.70) [1]	$7.78
Redemption proceeds per share (99.00/100 of $7.70) [1]	$7.62

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended September 30, 2005 (unaudited)

Investment Income:
Interest (net of dollar roll expense of $472,749)			$28,418,478
Expenses:
Investment adviser fee (Note 5)		$1,883,922
Administrative personnel and services fee (Note 5)		433,714
Custodian fees		31,819
Transfer and dividend disbursing agent fees and expenses		530,858
Directors'/Trustees' fees		5,803
Auditing fees		9,233
Legal fees		4,206
Portfolio accounting fees		83,007
Distribution services fee--Class B Shares (Note 5)		900,295
Distribution services fee--Class C Shares (Note 5)		248,347
Shareholder services fee--Class A Shares (Note 5)		968,901
Shareholder services fee--Class B Shares (Note 5)		300,098
Shareholder services fee--Class C Shares (Note 5)		82,471
Share registration costs		22,511
Printing and postage		36,807
Insurance premiums		8,099
Miscellaneous		9,083
TOTAL EXPENSES		5,559,174
Waivers (Note 5):
Waiver of investment adviser fee	$(48,540)
Waiver of administrative personnel and services fee	(20,881)
Waiver of shareholder services fee--Class A Shares	(75,068)
TOTAL WAIVERS		(144,489)
Net expenses			5,414,685
Net investment income			23,003,793
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(1,700,383)
Net change in unrealized depreciation of investments			(1,896,312)
Net realized and unrealized loss on investments			(3,596,695)
Change in net assets resulting from operations			$19,407,098

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2005	Year Ended 3/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$23,003,793	$48,443,225
Net realized loss on investments	(1,700,383)	(12,400,498)
Net change in unrealized appreciation/depreciation of investments	(1,896,312)	(17,715,871)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	19,407,098	18,326,856
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(17,336,792)	(36,420,351)
Class B Shares	(4,382,684)	(10,645,458)
Class C Shares	(1,218,586)	(2,937,745)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(22,938,062)	(50,003,554)
Share Transactions:
Proceeds from sale of shares	53,651,502	98,720,119
Net asset value of shares issued to shareholders in payment of distributions declared	16,298,020	34,730,736
Cost of shares redeemed	(127,070,167)	(336,623,366)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(57,120,645)	(203,172,511)
Change in net assets	(60,651,609)	(234,849,209)
Net Assets:
Beginning of period	1,100,537,110	1,335,386,319
End of period (including distributions in excess of net investment income of $(14,312,858) and $(14,378,589), respectively)	$1,039,885,501	$1,100,537,110

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2005 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Fund for U.S. Government Securities (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

During the fiscal year, the Fund revised its estimation of income related to certain privately issued securities held by the fund for the fiscal periods ended March 31, 2001, 2002, 2003, 2004, and 2005. As a result, and in accordance with generally accepted accounting principles, the Fund reduced its net investment income and increased (decreased) net realized and unrealized gain (loss) on investments. Due to the reduction in net investment income, a portion of the monthly dividend distributions it paid for the period indicated has been attributed to paid-in capital. The revision of estimated income did not impact the Fund's net assets or net asset value per share. The impact of the change is presented in Note 2 of the Fund's Financial Highlights.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBA securities on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Dollar Roll Transactions

The Fund enters into dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar roll transactions are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transaction to invest in short-term investments or mortgage-backed securities which may enhance the Fund's current yield and total return.

Information regarding dollar roll transactions for the Fund for the six months ended September 30, 2005, was as follows:

Maximum amount outstanding during the period	$58,146,105
Average amount outstanding during the period [1]	$32,696,282
Average shares outstanding during the period	138,840,557
Average debt per shares outstanding during the period	$0.24

1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the six months ended September 30, 2005.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of September 30, 2005, the Fund had no outstanding securities on loan.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 9/30/2005		Year Ended 3/31/2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	5,846,200	$45,489,240	9,020,994	$70,599,598
Shares issued to shareholders in payment of distributions declared	1,593,326	12,384,787	3,263,847	25,484,347
Shares redeemed	(10,041,968)	(78,118,405)	(23,096,113)	(180,560,614)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,602,442)	$(20,244,378)	(10,811,272)	$(84,476,669)

	Six Months Ended 9/30/2005		Year Ended 3/31/2005
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	454,350	$3,535,427	1,743,535	$13,620,296
Shares issued to shareholders in payment of distributions declared	413,482	3,213,333	964,392	7,526,541
Shares redeemed	(4,496,680)	(34,970,147)	(14,180,747)	(110,593,076)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(3,628,848)	$(28,221,387)	(11,472,820)	$(89,446,239)

	Six Months Ended 9/30/2005		Year Ended 3/31/2005
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	594,497	$4,626,835	1,857,070	$14,500,225
Shares issued to shareholders in payment of distributions declared	90,093	699,900	220,414	1,719,848
Shares redeemed	(1,796,375)	(13,981,615)	(5,832,791)	(45,469,676)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,111,785)	$(8,654,880)	(3,755,307)	$(29,249,603)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(7,343,075)	$(57,120,645)	(26,039,399)	$(203,172,511)

4. FEDERAL TAX INFORMATION

At September 30, 2005, the cost of investments for federal tax purposes was $1,062,730,023. The net unrealized depreciation of investments for federal tax purposes was $1,679,440. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,746,400 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,425,840.

At March 31, 2005, the Fund had a capital loss carryforward of $32,835,310 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 3,778,036
2009	$ 15,427,201
2012	$ 3,247,713
2013	$10,382,360

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to: (a) a maximum of 0.25% of the average daily net assets of the Fund; and (b) 4.50% of gross income of the Fund, excluding capital gains or losses. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2005, the Adviser voluntarily waived $48,540 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2005, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying financial intermediaries directly, the Fund may pay fees to FSC and FSC will use the fees to compensate financial intermediaries. For the six months ended September 30, 2005, FSC retained $25,631 of fees paid by the Fund.

Sales Charges

For the six months ended September 30, 2005, FSC retained $17,707 in sales charges from the sale of Class A Shares and $75 from the sale of Class C Shares. FSC also retained $725 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended September 30, 2005, FSSC voluntarily waived $75,068 of its fee. For the six months ended September 30, 2005, FSSC retained $536,236 of fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended September 30, 2005, were as follows:

Purchases	$12,655,807
Sales	$6,258,441

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On May 20, 2005, the Fund's Board of Directors (the "Directors"), upon the recommendation of the Audit Committee, appointed Ernst & Young LLP (E&Y) as the Fund's independent registered public accounting firm. The Fund's previous independent registered public accounting firm, Deloitte & Touche LLP (D&T) declined to stand for re-election. The previous reports issued by D&T on the Fund's financial statements for the fiscal years ended March 31, 2004 and March 31, 2005, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended March 31, 2004 and March 31, 2005: (i) there were no disagreements with D&T on any matter of accounting or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with the reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund has appointed E&Y as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending March 31, 2006. During the Fund's fiscal years ended March 31, 2004 and March 31, 2005 and interim period commencing April 1, 2005 and ending May 20, 2005, neither the Fund nor anyone on its behalf has consulted E&Y on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned of the subject of a disagreement (as defined in paragraph (a) (1) (IV) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. For the periods ending December 31, 2004, the Fund's performance for both the one and three year periods were above the median of the relevant peer group. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund nevertheless remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Got to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C704
Cusip 31420C803
Cusip 31420C886

8110105 (11/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within
90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Income Securities Trust

By          /S/ Richard J. Thomas
                Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue
                J. Christopher Donahue, Principal Executive Officer

Date        November 28, 2005

By          /S/ Richard J. Thomas
                Richard J. Thomas, Principal Financial Officer

Date        November 28, 2005